Accounts and Notes Receivable - Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 782	$ 730	$ 658
Provision	63	124	381
Charge-offs, net of recoveries	(119)	(136)	(426)
Foreign Currency Translation and Other		64	117
Ending Balance	726	782	730
Ending Balance: Individually Evaluated for Impairment	393	355	302
Ending Balance: Collectively Evaluated for Impairment	333	427	428
Financing receivables, net	21,976	20,039	17,953
Ending Balance: Individually Evaluated for Impairment	1,311	1,319	1,107
Ending Balance: Collectively Evaluated for Impairment	20,665	18,720	16,846
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	661	635	546
Provision	62	90	362
Charge-offs, net of recoveries	(111)	(128)	(376)
Foreign Currency Translation and Other	1	64	103
Ending Balance	613	661	635
Ending Balance: Individually Evaluated for Impairment	292	247	236
Ending Balance: Collectively Evaluated for Impairment	321	414	399
Financing receivables, net	12,730	11,760	11,041
Ending Balance: Individually Evaluated for Impairment	569	531	517
Ending Balance: Collectively Evaluated for Impairment	12,161	11,229	10,524
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	120	95	112
Provision	1	33	19
Charge-offs, net of recoveries	(8)	(8)	(50)
Foreign Currency Translation and Other	(1)		14
Ending Balance	112	120	95
Ending Balance: Individually Evaluated for Impairment	101	108	66
Ending Balance: Collectively Evaluated for Impairment	11	12	29
Financing receivables, net	9,111	8,049	6,783
Ending Balance: Individually Evaluated for Impairment	742	788	590
Ending Balance: Collectively Evaluated for Impairment	8,369	7,261	6,193
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	1
Provision		1
Charge-offs, net of recoveries
Foreign Currency Translation and Other
Ending Balance	1	1
Ending Balance: Collectively Evaluated for Impairment	1	1
Financing receivables, net	135	230	129
Ending Balance: Collectively Evaluated for Impairment	$ 135	$ 230	$ 129